Trade payables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade payables.
Payables	€ 5,915	€ 5,168
Invoices to be received	6,723	8,559
Total trade payables	€ 12,638	€ 13,727